Disposal groups held for sale	12 Months Ended
Jun. 30, 2018
Disposal groups held for sale
Disposal groups held for sale

11Disposal groups held for sale

	2018	2017
for the year ended 30 June	Rm	Rm
Assets in disposal groups held for sale
Performance Chemicals — Heat Transfer Fuels (HTF) business	110	—
Energy — Property and mineral rights in the US	—	200
Other	3	16

	113	216

Liabilities in disposal groups held for sale
Performance Chemicals — Heat Transfer Fuels (HTF) business	(36)	—

	(36)	—

Business segmentation
 Mining	3	14
 Energy	—	202
 Performance Chemicals	74	—

Total operations	77	216

Accounting policies:

A non-current asset or disposal group (a business grouping of assets and their related liabilities) is designated as held for sale when its carrying amount will be recovered principally through a sale transaction rather than through continuing use. The classification as held for sale of a non-current asset or disposal group occurs when it is available for immediate sale in its present condition and the sale is highly probable. A sale is considered highly probable if management is committed to a plan to sell the non-current asset or disposal group, an active divestiture programme has been initiated, the non-current asset or disposal group is marketed at a price reasonable to its fair value and the disposal will be completed within one year from classification.

Where a disposal group held for sale will result in the loss of control or joint control of a subsidiary or joint operation, respectively, all the assets and liabilities of that subsidiary or joint operation are classified as held for sale, regardless of whether a non-controlling interest in the former subsidiary or an ongoing interest in the joint operation is to be retained after the sale.

Where a disposal group held for sale will result in the loss of joint control of a joint venture or significant influence of an associate, the full investment is classified as held for sale. Equity accounting ceases from the date the joint venture or associate is classified as held for sale.

Before classification of a non-current asset or disposal group as held for sale, it is reviewed for impairment. The impairment loss charged to the income statement is the excess of the carrying amount of the non-current asset over its expected fair value less costs to sell.

No depreciation or amortisation is provided on non-current assets from the date they are classified as held for sale.